Initial Public Offering and Over-Allotment (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 10, 2024	Jul. 17, 2023	Dec. 14, 2021
Initial Public Offering and Over-Allotment [Line Items]
Public Warrant	one
Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of units price per share (in Dollars per share)			$ 11.76
Class A Common Stock [Member] | Warrant [Member]
Initial Public Offering and Over-Allotment [Line Items]
Common stock price per share (in Dollars per share)				$ 11.5	$ 11.5
Public Share [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of share issued per unit	1
IPO [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of units price per share (in Dollars per share)	$ 10.1	$ 10.1			$ 10
Number of share issued per unit		1
Number of units sold	25,375,000
Price per unit (in Dollars per share)	$ 10
IPO [Member] | Warrant [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of stock units		25,375,000
Sale of units price per share (in Dollars per share)		$ 10
IPO [Member] | Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of units price per share (in Dollars per share)			$ 0.02
Number of shares issuable per warrant	1	1
Common stock price per share (in Dollars per share)	$ 11.5	$ 11.5